Stock-Based Compensation - Summary of Effects of Stock-based Compensation Related to Stock Option and Restricted Stock Awards (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total stock-based compensation related to continuing operations	$ 55	$ 67	$ 113	$ 186	$ 263	$ 530
Cost of Revenues [Member]
Total stock-based compensation related to continuing operations	3	4	7	8	16	16
General and Administrative Expense [Member]
Total stock-based compensation related to continuing operations	$ 52	$ 63	$ 106	$ 178	$ 247	$ 514